BORROWINGS - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Secured Pan-U.S. ABL (due 2022)
Disclosure of detailed information about borrowings [line items]
Debt covenant, percentage of aggregate revolving loan commitments	10.00%